Income Taxes - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	$ 0	$ 0
Derecognition related to tax loss carryforwards recognized in prior years	(70)	(100)
Recognition related to unrecognized tax loss carryforwards	96	105
Foreign currency translation and other effects	8	(4)
Changes in deferred tax assets	34	1
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	91	89
Derecognition related to tax loss carryforwards recognized in prior years	51	0
Recognition related to unrecognized tax loss carryforwards	(79)	(186)
Foreign currency translation and other effects	0	(2)
Changes in deferred tax assets	$ 63	$ (99)